Taxation - Additional Information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating Loss Carryforwards [Line Items]
Effective tax rate	88.20%	34.30%	2.80%	24.80%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent	19.00%	19.00%	19.00%	19.00%
United Kingdom corporate tax rate			19.00%